SHARE-BASED PLANS - Schedule of Share-Based Payment Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Granted in current year	$ (8)	$ (7)	$ (6)
Granted in prior years	(15)	(9)	(7)
Unvested awards due to unmet conditions	1	0	2
Share-based payments expense for the year	$ (22)	$ (16)	$ (11)